Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) [Line Items]
Income tax expense from continuing operations	$ 1,100	$ 2,500	$ 159,265
Effective tax rate from statutory rate	0.11%	0.57%	21.00%	21.00%
Effective tax rate differs from the statutory rate	21.00%	21.00%
Income tax expense from discontinued operations			$ 159,265
Valuation allowance increased			446,075
Net operating loss carryforwards			$ 1,200,000
Annual limitation description			which $14.4 million may be subject to a significant annual limitation under Section 382 of the Internal Revenue Code. Of the $18.3 million, approximately, $17.1 million will expire in 2030 to 2037, if not utilized. The remaining $1.2 million may be carried forward indefinitely.
State and local taxes [Member]
Income Taxes (Details) [Line Items]
Income tax provision			$ 387	$ 17,672
Federal Tax [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards			$ 18,300,000